Segments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Segments
Total revenues	¥ 1,208,845	$ 185,263	¥ 1,327,781	[1]	¥ 1,376,281	[1]
Cost of revenues	559,286	85,714	683,330	[1]	595,843	[1]
Gross profit	649,559	99,549	644,451		780,438
Net advertising services
Segments
Total revenues	1,113,017	170,577	1,194,761	[1]	1,198,150	[1]
Cost of revenues	523,813	80,278	623,787		517,524
Gross profit	589,204	90,299	570,974		680,626
Paid services
Segments
Total revenues	95,828	14,686	133,020	[1]	178,131	[1]
Cost of revenues	35,473	5,436	59,543		78,319
Gross profit	¥ 60,355	$ 9,250	¥ 73,477		¥ 99,812

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):